SHAREHOLDERS’ EQUITY (Details Narrative)									6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 20, 2022 USD ($) shares	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 02, 2022 USD ($) $ / shares shares	Jul. 14, 2021 USD ($) shares	Jul. 14, 2021 USD ($) shares	Jul. 14, 2021 CAD ($) shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 28, 2023 USD ($)	Apr. 21, 2022 shares	Jul. 14, 2021 $ / shares	Feb. 03, 2021 shares	Jan. 21, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Shares Issued									3,098,971			0
Preferred Stock, Shares Outstanding									3,098,971			0
Dividends Payable, Amount Per Share | $ / shares												$ 0
Preferred stock voting rights												No
Common stock, shares outstanding	63,513,530								6,351,354		5,804,254	6,351,354	5,804,254		6,351,354
Common stock voting rights												Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders.
Shares issued	162,600	178,100	196,400	1,001,242	1,001,242					162,600
Share price | (per share)		$ 5.00	$ 5.00													$ 3.50		$ 0.05
Proceeds from issuance of debt					$ 2,781,593	$ 3,504,346
Proceeds from issuance of common stock | $	$ 813,000	$ 890,500	$ 982,000								$ 1,478,582
Debt conversion, shares issued		10,000								10,000
Debt conversion, shares issued, amount | $		$ 50,000
Maximum percentage of issued and outstanding shares												10.00%
Nonbrokered Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of debt | $									$ 2,833,081
Debt instrument, face amount | $									$ 3,098,971
Debt conversion, converted instrument, shares issued									3,098,971
Debt conversion, description									(1) the number of Series 1 Shares converted (multiplied by 60% if the initial public offering occurs within six months of the issuance of the Series 1 Shares), divided by (2) the conversion price. The conversion price is the lesser of (1) $6.00, and (2) (if applicable) the greater of (a) 80% of the initial public offering price and (b) $3.00.
Non-Employee [Member] | Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $									$ 212,609	$ 262,034		$ 498,450	$ 355,334
Time Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description												Time Options generally vest based on three years of continuous service and have five-year contractual terms.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									492,492			350,883
Time Options [Member] | Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | $									$ 324,574			$ 583,913
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued								1,003,012		196,400							1,000,000	0.2
Share price | $ / shares								$ 2.00
Proceeds from issuance of debt							$ 1,616,838	$ 2,006,022
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				500,620	500,620
Share price | $ / shares																$ 3.50
Issued in period				1,001,242	1,001,242	1,001,242
Proceeds from issuance of warrants | $						$ 3,504,346
Warrants and rights outstanding | $				$ 500,620	$ 500,620									$ 500,620